Significant Accounting Policies (Tables)	12 Months Ended
Dec. 25, 2011
Organization and Significant Accounting Policies [Abstract]
Cash payments (refunds) for interest and income taxes

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Interest	$34,609	$26,199	$24,479
Income taxes	(102)	(14)	(678)